REVENUE	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas, pineapples and plantains, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on the Company’s vessels. Net service revenues were less than 10% of total revenue for the three and six months ended June 30, 2025 and June 30, 2024.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Diversified produce	$1,456,378	$1,289,146	$2,684,334	$2,605,966
Tropical fruit	874,207	749,148	1,653,776	1,464,112
Health foods and consumer goods	40,925	34,331	76,272	68,068
Commercial cargo	47,350	44,887	94,909	90,190
Other	9,567	6,579	18,540	17,129
Total revenue, net	$2,428,427	$2,124,091	$4,527,831	$4,245,465
The following table presents the Company's disaggregated revenue by channel for the three and six months ended June 30, 2025 and June 30, 2024:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,409,126	$1,254,172	$2,584,391	$2,483,019
Wholesale	830,953	676,017	1,568,885	1,374,131
Food service	115,741	121,987	218,847	233,717
Commercial cargo	47,350	44,887	94,909	90,190
Other	4,371	1,588	7,470	7,757
Revenue from sales to unconsolidated affiliates	20,886	25,440	53,329	56,651
Total revenue, net	$2,428,427	$2,124,091	$4,527,831	$4,245,465